Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 1,682	£ 1,652
Cash and cash equivalents	568	645
Derivative financial instruments	9
Financial liabilities	(1,112)	(1,661)
Other borrowings	(48)
Other net financial assets	620
Total financial instruments	570
Impact of 1% increase in interest rates	14
Impact of 1% decrease in interest rates	(14)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(30)
Impact of 10% weakening in exchange rates	38
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	93	77
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(7)
Impact of 10% weakening in exchange rates	9
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	568	518
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(36)
Impact of 10% weakening in exchange rates	45
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	68	140
Derivative financial instruments	9
Impact of 1% increase in interest rates	(3)
Impact of 1% decrease in interest rates	3
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	1
Impact of 10% weakening in exchange rates	(1)
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(672)	£ (1,062)
Impact of 1% increase in interest rates	17
Impact of 1% decrease in interest rates	(17)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	61
Impact of 10% weakening in exchange rates	(74)
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	2
Impact of 10% weakening in exchange rates	(3)
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(51)
Impact of 10% weakening in exchange rates	£ 62